Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited)

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 1.5% of Net Assets

	Biotechnology – 1.4%
911,127	Decipher Biosciences, Inc. Series II, 8.00%	$1,978,057
905,797	Decipher Biosciences, Inc. Series III, 8.00%	1,966,485
70,050	Decipher Biosciences, Inc. Series IV, 8.00%	152,079
294,259	Oculis SA, Series B2, 6.00% (c)	2,585,889
2,538,462	Rainier Therapeutics, Inc. Series A, 6.00%	254
1,470,588	Rainier Therapeutics, Inc. Series B, 6.00%	147
3,596,396	Rallybio Holdings, LLC Series B	5,000,069
		11,682,980
	Health Care Equipment & Supplies – 0.1%
163,405	IO Light Holdings, Inc. Series A2	629,223
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $16,191,459)	12,312,203

PRINCIPAL AMOUNT
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 20.6% of Net Assets

	Convertible Notes (Restricted) (a) – 0.1%

	Biotechnology – 0.1%
$1,435,801	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 12/31/20	705,238
	Total Convertible Notes	705,238

	Non-Convertible Notes – 20.5%

	Biotechnology – 4.2%
3,245,000	AbbVie, Inc., 3.20% due 05/14/26	3,567,682
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	6,206,973
10,000,000	Amgen, Inc., 3.63% due 05/15/22	10,463,187
2,200,000	Amgen, Inc., 3.20% due 11/02/27	2,479,069
840,000	Biogen, Inc., 3.63% due 09/15/22	892,461
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	11,159,881
		34,769,253
	Health Care Equipment & Supplies – 2.2%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,287,126
2,413,000	Becton, Dickinson and Co., 3.70% due 06/06/27	2,697,033
2,225,000	Medtronic, Inc., 3.50% due 03/15/25	2,510,805
3,500,000	Stryker Corp., 3.65% due 03/07/28	4,010,275
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	6,408,124
		17,913,363
	Health Care Providers & Services – 8.4%
6,393,000	Acadia Healthcare Co., Inc., 5.13% due 07/01/22	6,394,918
10,500,000	Anthem, Inc., 3.50% due 08/15/24	11,489,985

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	Health Care Providers & Services – continued
$2,975,000	Anthem, Inc., 4.10% due 03/01/28	$3,486,430
2,325,000	Anthem, Inc., 4.65% due 08/15/44	2,944,091
2,100,000	Cigna Corp., 3.50% due 06/15/24(d)	2,293,803
1,504,000	Cigna Corp., 4.38% due 10/15/28	1,779,967
8,250,000	Cigna Corp., 6.13% due 11/15/41(d)	11,774,697
2,100,000	CVS Health Corp., 3.70% due 03/09/23	2,255,262
3,600,000	CVS Health Corp., 4.30% due 03/25/28	4,210,447
2,100,000	CVS Health Corp., 4.78% due 03/25/38	2,609,464
3,700,000	CVS Health Corp., 5.05% due 03/25/48	4,846,603
1,989,000	Encompass Health Corp., 5.75% due 11/01/24	1,989,000
2,750,000	Tenet Healthcare Corp., 4.63% due 07/15/24	2,694,422
2,100,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	2,177,500
1,460,000	UnitedHealth Group, Inc., 3.85% due 06/15/28	1,726,863
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	5,949,312
		68,622,764
	Healthcare Services – 0.3%
2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	2,316,870

	Life Sciences Tools & Services – 0.3%
2,100,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	2,342,009

	Pharmaceuticals – 5.1%
4,750,000	AstraZeneca plc, 6.45% due 09/15/37 (c)	7,223,092
7,500,000	Bristol-Myers Squibb Co., 3.20% due 06/15/26(d)	8,416,299
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29(d)	2,446,512
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,473,134
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,475,269
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,280,384
4,000,000	Merck & Co., Inc., 3.40% due 03/07/29	4,615,355
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	9,464,780
		41,394,825
	Total Non-Convertible Notes	167,359,084
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $152,359,669)	168,064,322

SHARES
	COMMON STOCKS AND WARRANTS - 97.8% of Net Assets

	Biotechnology – 16.7%
344,277	AbbVie, Inc. (e)	33,801,116
50,716	Alexion Pharmaceuticals, Inc. (b)	5,692,364
105,017	Amgen, Inc. (e)	24,769,310
123,052	Atreca, Inc. (b)	2,618,547
33,310	Biogen, Inc. (b) (e)	8,912,090
601	Esperion Therapeutics, Inc. (b)	30,837
258,221	Exelixis, Inc. (b)	6,130,167
364,646	Galera Therapeutics, Inc. (b)	2,603,572

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited, continued)

SHARES		VALUE
	Biotechnology – continued
213,991	Gilead Sciences, Inc. (e)	$16,464,468
31,649	Incyte Corp. (b)	3,290,546
25,000	Intercept Pharmaceuticals, Inc. (b)	1,197,750
759	Ligand Pharmaceuticals, Inc. (b)	84,894
34,093	Nektar Therapeutics (b)	789,594
226,241	Pieris Pharmaceuticals, Inc. (b)	701,347
40,496	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	41,711
20,248	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	27,537
12,196	Puma Biotechnology, Inc. (b)	127,204
18,001	Regeneron Pharmaceuticals, Inc. (b)	11,226,324
21,700	REGENXBIO, Inc. (b)	799,211
56,359	Vertex Pharmaceuticals, Inc. (b) (e)	16,361,581
27,479	Xencor, Inc. (b)	890,045
		136,560,215
	Health Care Equipment & Supplies – 15.8%
344,202	Abbott Laboratories (e)	31,470,389
9,596	ABIOMED, Inc. (b)	2,318,010
76,066	Baxter International, Inc. (e)	6,549,283
47,768	Becton, Dickinson and Co. (e)	11,429,449
113,372	DENTSPLY Sirona, Inc.	4,995,170
5,636	DexCom, Inc. (b)	2,284,834
131,349	Edwards Lifesciences Corp. (b) (e)	9,077,529
17,402	Hologic, Inc. (b)	991,914
16,306	IDEXX Laboratories, Inc. (b)	5,383,589
34,888	Inogen, Inc. (b)	1,239,222
250,668	Medtronic plc (e)	22,986,256
4,660	STERIS plc	715,030
96,068	Stryker Corp. (e)	17,310,493
12,555	Teleflex, Inc.	4,569,769
68,970	Zimmer Biomet Holdings, Inc. (e)	8,232,259
		129,553,196
	Health Care Providers & Services – 15.8%
49,650	Acadia Healthcare Co., Inc. (b)	1,247,208
9,023	Addus HomeCare Corp. (b)	835,169
14,989	Amedisys, Inc.	2,975,916
31,690	Anthem, Inc.	8,333,836
14,940	Charles River Laboratories International, Inc. (b)	2,604,789
54,529	Cigna Corp. (b)	10,232,367
109,035	Community Health Systems, Inc. (b)	328,195
402,892	CVS Health Corp. (e)	26,175,893
19,912	Five Star Senior Living, Inc. (b)	77,657
48,720	HCA Healthcare, Inc. (b)	4,728,763
30,298	Humana, Inc.	11,748,050

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited, continued)

SHARES		VALUE
	Health Care Providers & Services – continued
18,233	Molina Healthcare, Inc. (b)	$3,245,109
96,736	Tenet Healthcare Corp. (b)	1,751,889
185,421	UnitedHealth Group, Inc. (e)	54,689,924
		128,974,765
	Health Care Technology – 0.5%
58,600	Cerner Corp.	4,017,030

	Healthcare Services – 1.8%
172,520	Centene Corp. (b) (e)	10,963,646
24,179	Laboratory Corporation of America Holdings (b)	4,016,374
		14,980,020
	Life Sciences Tools & Services – 6.4%
39,625	Agilent Technologies, Inc.	3,501,661
7,600	Bio-Techne Corp.	2,006,932
27,217	Illumina, Inc. (b) (e)	10,079,816
4,223	Mettler-Toledo International, Inc. (b)	3,401,838
18,335	PerkinElmer, Inc.	1,798,480
19,700	PRA Health Sciences, Inc. (b)	1,916,613
67,859	Thermo Fisher Scientific, Inc. (e)	24,588,030
29,884	Waters Corp. (b)	5,391,074
		52,684,444
	Medical Devices and Diagnostics – 5.9%
6,886	Align Technology, Inc. (b)	1,889,794
412,683	Boston Scientific Corp. (b) (e)	14,489,300
90,137	Danaher Corp.	15,938,926
19,274	Intuitive Surgical, Inc. (b)	10,982,903
19,824	Quest Diagnostics, Inc.	2,259,143
14,008	ResMed, Inc.	2,689,536
		48,249,602
	Pharmaceuticals – 29.0%
43,208	AmerisourceBergen Corp.	4,354,070
1,642,302	Assertio Holdings, Inc. (b)	1,407,453
561,558	Bristol-Myers Squibb Co. (e)	33,019,610
204,109	Bristol-Myers Squibb Co., CVR 03/31/21 (b) (g)	730,710
140,628	Eli Lilly & Co.	23,088,305
42,887	IQVIA Holdings, Inc. (b)	6,084,808
502,484	Johnson & Johnson (e)	70,664,325
51,839	McKesson Corp. (e)	7,953,139
570,296	Merck & Co., Inc. (e)	44,100,990
95,851	Mylan N.V. (b)	1,541,284
28,292	Perrigo Co. plc	1,563,699
980,948	Pfizer, Inc. (e)	32,077,000
352,804	Teva Pharmaceutical Industries Ltd. (b) (f)	4,350,073

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited, continued)

SHARES		VALUE
	Pharmaceuticals – continued
49,961	Zoetis, Inc.	$6,846,656
		237,782,122
	Real Estate Investment Trusts – 5.9%
293,879	Diversified Healthcare Trust REIT	1,300,415
31,668	Global Medical REIT Inc.	358,798
11,370	Healthcare Realty Trust Inc.	333,027
13,749	Healthcare Trust of America, Inc.	364,624
66,791	Healthpeak Properties, Inc.	1,840,760
135,390	LTC Properties, Inc.	5,100,141
266,557	Medical Properties Trust, Inc.	5,011,272
5,596	National Health Investors, Inc.	339,789
160,373	New Senior Investment Group, Inc.	580,550
235,358	Omega Healthcare Investors, Inc.	6,997,193
326,992	Physicians Realty Trust	5,728,900
419,879	Sabra Health Care REIT, Inc.	6,058,854
3,075	Universal Health Realty Income Trust	244,432
156,416	Ventas, Inc.	5,727,954
161,599	Welltower, Inc.	8,362,748
		48,349,457
	TOTAL COMMON STOCKS AND WARRANTS (Cost $740,658,138)	801,150,851
	EXCHANGE TRADED FUND- 0.1%
10,055	Health Care Select Sector SPDR Fund	1,006,204
	TOTAL EXCHANGE TRADED FUND OF NET ASSETS (Cost $988,500)	1,006,204
PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 5.8% of Net Assets
$47,421,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $47,421,000, 0.00%,dated 06/30/20,due 07/01/20 (collateralized by U.S. Treasury Notes 0.63%, due 4/15/23, market value $48,369,502)	47,421,000
	TOTAL SHORT-TERM INVESTMENT (Cost $47,421,000)	47,421,000

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT($)		VALUE
	OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets
	Call Option Contracts Written – (0.1)%
480/(4,512,000)	Abbott Laboratories Jul20 94 Call	(76,800)
4/(98,000)	Amgen, Inc. Jul20 245 Call	(724)

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT($)		VALUE
	Call Option Contracts Written – continued
49/(1,396,500)	Biogen, Inc. Jul20 285 Call	$(14,259)
176/(686,400)	Boston Scientific Corp. Jul20 39 Call	(2,112)
243/(1,482,300)	Bristol-Myers Squibb Co. Jul20 61 Call	(14,580)
171/(1,145,700)	Centene Corp. Jul20 67 Call	(11,115)
401/(2,726,800)	CVS Health Corp. Jul20 68 Call	(26,065)
131/(982,500)	Edwards Lifesciences Corp. Jul20 75 Call	(3,930)
41/(319,800)	Gilead Sciences, Inc. Jul20 78 Call	(6,314)
25/(950,000)	Illumina, Inc. Jul20 380 Call	(15,575)
467/(6,818,200)	Johnson & Johnson Jul20 146 Call	(47,167)
51/(816,000)	McKesson Corp. Jul20 160 Call	(8,160)
121/(1,167,650)	Medtronic plc Jul20 96.5 Call	(7,018)
566/(4,528,000)	Merck & Co., Inc. Jul20 80 Call	(39,620)
1,683/(5,722,200)	Pfizer, Inc. Jul20 34 Call	(65,637)
41/(799,500)	Stryker Corp. Jul20 195 Call	(5,330)
17/(629,000)	Thermo Fisher Scientific, Inc. Jul20 370 Call	(6,800)
121/(3,751,000)	UnitedHealth Group, Inc. Jul20 310 Call	(35,090)
55/(1,677,500)	Vertex Pharmaceuticals, Inc. Jul20 305 Call	(11,550)
25/(337,500)	Zimmer Biomet Holdings, Inc. Jul20 135 Call	(1,375)

	Total Call Option Contracts Written (Premiums received $595,615)	(399,221)

	Put Option Contracts Written - 0.0%
572/(5,233,800)	AbbVie, Inc. Jul20 91.5 Put	(39,468)
262/(2,096,000)	Baxter International, Inc. Jul20 80 Put	(11,790)
95/(2,090,000)	Becton, Dickinson and Co. Jul20 220 Put	(16,435)
95/(1,045,000)	Repligen Corp. Jul20 110 Put	(9,785)
95/(1,045,000)	United Therapeutics Corp. Jul20 110 Put	(7,838)
190/(2,090,000)	Varian Medical Systems, Inc. Jul20 110 Put	(34,200)

	Total Put Option Contracts Written (Premiums received $263,569)	(119,516)

	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $859,184)	(518,737)

	TOTAL INVESTMENTS - 125.7% (Cost $956,759,582)	1,029,435,843
	OTHER LIABILITIES IN EXCESS OF ASSETS - (25.7)%	(210,604,503)
	NET ASSETS - 100%	$818,831,340

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	A portion of security is pledged as collateral for call options written.
(f)	American Depository Receipt
(g)	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2020, the cost of securities for Federal income tax purposes was $957,745,152. The net unrealized gain on securities held by the Fund was $71,690,692, including gross unrealized gain of $138,618,850 and gross unrealized loss of $66,928,158.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2020 were as follows:

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

(Unaudited, continued)

Affiliated Companies	Beginning Value as of September 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
Assertio Holdings, Inc*	$712,759	$—	$—	$—	$694,694	$1,407,453	**
	$712,759	$—	$—	$—	$694,694	$1,407,453

Affiliated Companies	Shares as of June 30, 2020	Principal Amount as of June 30, 2020	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Assertio Holdings, Inc*	1,642,302	$—	$—	$—
	1,642,302	$—	$—	$—

* Zyla Life Sciences merged with Assertio Holdings, Inc.

** Not an affiliate at June 30, 2020.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2020, the total amount of transfers between Level 3 and Level 1 was $2,449,999. The one investment was transferred due to an initial public offering and the value is being supported by the market price. There were no other transfers between levels.

The following is a summary of the levels used as of June 30, 2020 to value the Fund’s net assets.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

(Unaudited, continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	-	-	$11,682,980	$11,682,980
Health Care Equipment & Supplies	-	-	629,223	629,223
Convertible Notes
Biotechnology	-	-	705,238	705,238
Non-Convertible Notes
Biotechnology	-	$34,769,253	-	34,769,253
Health Care Equipment & Supplies	-	17,913,363	-	17,913,363
Health Care Providers & Services	-	68,622,764	-	68,622,764
Healthcare Services	-	2,316,870	-	2,316,870
Life Sciences Tools & Services	-	2,342,009	-	2,342,009
Pharmaceuticals	-	41,394,825	-	41,394,825
Common Stocks and Warrants
Biotechnology	$136,490,967	-	69,248	136,560,215
Health Care Equipment & Supplies	129,553,196	-	-	129,553,196
Health Care Providers & Services	128,974,765	-	-	128,974,765
Health Care Technology	4,017,030	-	-	4,017,030
Healthcare Services	14,980,020	-	-	14,980,020
Life Sciences Tools & Services	52,684,444	-	-	52,684,444
Medical Devices and Diagnostics	48,249,602	-	-	48,249,602
Pharmaceuticals	237,782,122	-	-	237,782,122
Real Estate Investment Trusts	48,349,457	-	-	48,349,457
Exchange Traded Fund	1,006,204	-	-	1,006,204
Short-term Investment	-	47,421,000	-	47,421,000
Total	$802,087,807	$214,780,084	$13,086,689	$1,029,954,580
Other Financial Instruments
Liabilities
Option Contracts Written	$(518,737)	$-	$-	$(518,737)
Total	$(518,737)	$-	$-	$(518,737)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited, continued)

Investments in Securities	Balance as of September 30, 2019	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2020
Convertible Preferred and Warrants
Biotechnology	$10,302,277	$(1,578,332)	$5,409,035	$(1)	$(2,449,999)	$11,682,980
Health Care Equipment & Supplies	339,338	(153,671)	628,250	(184,694)	0	629,223

Convertible Notes
Biotechnology	1,315,551	(730,686)	120,373	0	0	705,238
Health Care Equipment & Supplies	774,246	(494,242)	0	(280,004)	0	0

Common Stocks and Warrants
Biotechnology	119,261	(50,013)	0	0	0	69,248

	$12,850,673	$(3,006,944)	$6,157,658	$(464,699)	$(2,449,999)	$13,086,689

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	($2,357,855)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$69,248	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)

	2,585,889	Probability weighted expected return model	Discount rate Price to sales multiple	41.37% (41.37%) 6.19x (6.19x)

	10,431,552	Market approach, recent transaction	(a)	N/A

$13,086,689

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at June 30, 2020.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2020. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		$4,220,884	$2.17		$1,978,057
Series III Cvt. Pfd	03/29/19		955,119	2.17		1,966,485
Series IV Cvt. Pfd	05/14/20		152,079	2.17		152,079
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	628,047	3.85		629,223
Oculis SA, Series B2 Cvt. Pfd	01/16/19		2,477,246	8.79		2,585,889
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		1,651,433	0.00	††	254
Series B Cvt. Pfd	03/03/17		1,100,200	0.00	††	147
Cvt. Promissory Notes	01/30/19		417,290	0.00		0
Cvt. Promissory Notes	03/28/19		417,291	0.00		0
Cvt. Promissory Notes	07/16/19		481,006	117.30		564,188
Cvt. Promissory Notes	10/07/19		120,254	117.30		141,050
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20		5,006,451	1.39		5,000,069
			$17,627,300			$13,017,441

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.